NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

SEP 16 2011

P. William Slattery
Vice President
Listing Qualifications

[redacted]

11008220

CERTNAS
001-35298

By Facsimile and First Class Mail

September 16, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on September 16, 2011 The Nasdaq Stock Market (the "Exchange") received from Ocean Rig UDW Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, par value $0.01

Preferred Stock Purchase Rights
under Amended and Restated
Stockholders Rights Agreement

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery